ACQUISITIONS	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
ACQUISITIONS

4. ACQUISITIONS

2017 Acquisitions:

On October 20, 2017, the Company acquired credit card receivables and the associated accounts and assumed a portion of an existing customer care operation, including a facility sublease agreement and approximately 250 employees, from Signet Jewelers Limited (“Signet”) for cash consideration of approximately $945.6 million. This acquisition increases the Company’s presence in the jewelry vertical. The Company determined these acquired activities and assets constituted a business under ASC 805, “Business Combinations,” based on the nature of the inputs, processes and outputs acquired from the transaction. In addition, the parties entered into a long-term agreement under which the Company became the primary issuer of private-label credit cards and related marketing services for Signet. The Company obtained control of the assets and assumed the liabilities on October 20, 2017, and the results of operations have been included since the date of acquisition in the Company’s Card Services segment.

The Company engaged a third party specialist to assist it in the measurement of the fair value of the assets acquired. The fair value of the assets acquired exceeded the cost of the acquisition. Consequently, the Company reassessed the recognition and measurement of the identifiable assets acquired and liabilities assumed and concluded that the valuation procedures and resulting measures were appropriate. The excess value of the net assets acquired over the purchase price of $7.9 million was recorded as a bargain purchase gain, which was included in cost of operations in the Company’s consolidated statement of income for the year ended December 31, 2017.

The following table summarizes the fair values of the assets acquired and the liabilities assumed in the Signet acquisition as of October 20, 2017:

As of October 20, 2017
(In millions)
Credit card receivables	$906.3
Intangible assets	52.3
Total assets acquired	958.6

Other liabilities	0.2
Deferred tax liability	4.9
Total liabilities assumed	5.1

Net assets acquired	$953.5
Total consideration paid	945.6
Gain on business combination	$7.9